Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BLACKROCK FUNDSSM
Prospectus Date	rr_ProspectusDate	May 28, 2021
Document Creation Date	dei_DocumentCreationDate	Dec. 17, 2021